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                               [GRAPHIC OMITTED]

                             MARYLAND INTERMEDIATE
                          TAX-FREE INCOME FUND, INC.

                                (Class A Shares)


                  Prospectus and Application -- August 1, 1997
                   As Supplemented Through September 1, 1997

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This mutual fund (the "Fund") is designed to provide current income exempt from federal income taxes and Maryland state and local income taxes consistent with preservation of principal within an intermediate-term maturity structure. The Fund will invest primarily in municipal obligations issued by the State of Maryland and its political subdivisions, agencies or instrumentalities.

Class A Shares of the Fund ("Class A Shares") are available through your securities dealer or the Fund's transfer agent (See "How to Invest in the Fund.")

This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated August 1, 1997 as supplemented through September 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.

TABLE OF CONTENTS
Fund Expenses   ...............     1
Financial Highlights  .........     2
Investment Program ............     3
Investment Restrictions  ......     5
How to Invest in the Fund   ...     6
How to Redeem Shares  .........     8
Telephone Transactions   ......     9
Dividends and Taxes   .........     9
Management of the Fund   ......    11
Investment Advisor ............    11
Distributor  ..................    12
Custodian, Transfer Agent and
   Accounting Services   ......    12
Performance Information  ......    13
General Information   .........    13
Application  ..................   A-1

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

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  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

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FUND EXPENSES

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Shareholder Transaction Expenses:

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) ............  1.50%*
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)    None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, whichever is lower) ............................................................  0.50%*
Annual Fund Operating Expenses (net of fee waivers and reimbursements)
 (as a percentage of average daily net assets):
Management Fees   ........................................................................  0.00%**
12b-1 Fees  ..............................................................................  0.25%
Other Expenses (net of reimbursements)    ................................................  0.45%**
                                                                                            -------
Total Fund Operating Expenses (net of fee waivers and reimbursements)   ..................  0.70%**
                                                                                            =======

---------------

 * Purchases of $1 million or more by persons not otherwise eligible for sales load waivers are not subject to an initial sales charge; however, a contingent deferred sales charge of 0.50% may be imposed on such purchases. (See "How to Invest in the Fund -- Offering Price.")
** The Fund's investment advisor currently intends to waive its fee or to reimburse the Fund on a voluntary basis to the extent required so that Total Fund Operating Expenses do not exceed 0.70% of the Fund's average daily net assets. Absent fee waivers and/or reimbursements, Management Fees would be .35%, Other Expenses would be 0.74% and the Fund's Total Fund Operating Expenses would be 1.34% of the Class A Shares' average daily net assets.



Example:                                                    1 year     3 years     5 years     10 years
---------------------------------------------------------   -------    --------    --------    ---------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
redemption at the end of each time period:* .............     $22        $37         $53         $101

-----------

 * The Example is based on Total Fund Operating Expenses, net of fee waivers and reimbursements. Absent such fee waivers and reimbursements, expenses would be higher.

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that Fund investors may pay directly and indirectly. A person who purchases Class A Shares through a financial institution may be charged separate fees by the financial institution.

     The rules of the SEC require that the maximum sales charge (in the Fund's case, 1.50% of the offering price) be reflected in the above table. However, certain investors may qualify for reduced sales charges or no sales charge at all. (See "How to Invest in the Fund -- Offering Price.") Due to the continuous nature of Rule 12b-1 fees, long-term shareholders of the Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.


                                                                               1
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

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FINANCIAL HIGHLIGHTS

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     The Fund has offered the Class A Shares since October 1, 1993. The financial highlights included in this table are a part of the Fund's financial statements for the fiscal year ended March 31, 1997 and have been audited by Deloitte & Touche LLP, independent auditors. The financial statements and financial highlights for the fiscal year ended March 31, 1997 and the report thereon of Deloitte & Touche LLP are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended March 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.


(For a share outstanding throughout each period)
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
                                                                                                            For the Period
                                                                             For the Year Ended            October 1, 1993(1)
                                                                                 March 31,                     through
                                                                     1997         1996          1995         March 31, 1994
                                                                   -----------   ----------   -----------   -----------------
Per Share Operating Performance:
 Net asset value at beginning of period    .....................    $  9.84       $  9.52      $  9.50         $  10.00
                                                                    -------       -------      -------         ----------
Income from Investment Operations:
 Net investment income   .......................................       0.44          0.39         0.40             0.14
 Net realized and unrealized gain/(loss) on investments   ......      (0.05)         0.38         0.05            (0.53)
                                                                    -------       -------      -------         ----------
 Total from Investment Operations    ...........................       0.39          0.77         0.45            (0.39)
                                                                    -------       -------      -------         ----------
Less Distributions:
 Dividends from net investment income   ........................      (0.44)        (0.39)       (0.40)           (0.11)
 Distributions in excess of income   ...........................      (0.01)        (0.06)       (0.03)              --
                                                                    -------       -------      -------         ----------
 Total distributions  ..........................................      (0.45)        (0.45)       (0.43)           (0.11)
                                                                    -------       -------      -------         ----------
 Net asset value at end of period    ...........................    $  9.78       $  9.84      $  9.52         $   9.50
                                                                    =======       =======      =======         ==========
Total Return(2) ................................................       4.05%         8.20%        5.12%           (4.06)%
Ratios to Average Daily Net Assets:
 Expenses(3) ...................................................       0.70%         0.70%        0.70%            0.29%(5)
 Net investment income(4).......................................       4.29%         4.09%        4.44%            3.84%(5)
Supplemental Data:
 Net assets at end of period (000)   ...........................    $11,538       $12,066      $12,919         $ 11,872
 Portfolio turnover rate    ....................................      33.18%         8.79%       33.00%            8.51%

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1 Commencement of operations.
2 Total return excludes the effect of sales charge.
3 Without the waiver of advisory fees and reimbursement of expenses, the ratio of expenses to average daily net assets would have been 1.34%, 1.69%, 1.85% and 2.46% (annualized) for the years ended March 31, 1997, 1996 and 1995 and the period ended March 31, 1994, respectively.
4 Without the waiver of advisory fees and reimbursement of expenses, the ratio of net investment income to average daily net assets would have been 3.66%, 3.13%, 3.29% and 1.68% (annualized) for the years ended March 31, 1997, 1996 and 1995 and the period ended March 31, 1994, respectively.
5 Annualized.

2

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

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INVESTMENT PROGRAM

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Investment Objective, Policies and Risk
Considerations

      The Fund seeks to provide current income exempt from federal income taxes and Maryland state and local income taxes consistent with preservation of principal within an intermediate-term maturity structure. There is no assurance this objective will be met.

      Under normal conditions, the Fund expects to be as fully invested as practicable in obligations that, in the opinion of bond counsel to the issuers, produce interest exempt from federal income tax and Maryland state and local income tax and at least 65% of the Fund's total assets will be invested in securities of Maryland issuers. These include municipal obligations issued by the State of Maryland and its political subdivisions, agencies or instrumentalities. The Fund may invest up to 35% of its assets in obligations of other issuers of securities the interest on which is exempt from Maryland state and local taxes. These issuers would include territories or possessions of the United States. However, the Fund has no present intention to invest in securities issued by such territories or possessions.

      As a matter of fundamental policy, under normal conditions, the Fund will invest at least 80% of its total assets in securities the interest on which is exempt from federal and Maryland state and local income taxes and 80% of the Fund's assets will be invested in municipal securities the income from which is not subject to the alternative minimum tax. Income derived from securities subject to the alternative minimum tax is not included when computing income exempt from federal and Maryland state and local income taxes. Under normal conditions, the Fund may invest up to 20% of its net assets in municipal securities, the income from which is not exempt from Maryland state and local income taxes. For temporary, defensive purposes when, in the opinion of the Fund's investment advisor (the "Advisor"), securities exempt from Maryland state and local income tax are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable U.S. Treasury securities.

      The Fund is a non-diversified investment company, which means that more than 5% of its assets may be invested in each of one or more issuers. Since a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      The Fund currently contemplates that it will not invest more than 25% of its total assets (at market value at the time of purchase) in municipal securities, the interest on which is paid from revenues of projects with similar characteristics. See also "Special Considerations Relating To Maryland Municipal Securities."

      Under normal circumstances the Fund's portfolio will have a dollar weighted average maturity of between 3 and 10 years. The value of obligations purchased by the Fund will change as interest rates change. Thus, a decrease in interest rates generally will result in an increase in the value of shares of the Fund. Conversely, an increase in interest rates will generally result in a decrease in the value of the shares of the Fund. The magnitude of these fluctuations will be greater as the average maturity of the Fund increases.

      Municipal notes in which the Fund may invest will be limited to those obligations (i) that are rated MIG-1 or VMIG-1 at the time of investment by Moody's Investors Service, Inc. ("Moody's"), (ii) that are rated SP-1 at the time of investment by Standard & Poor's Ratings Group ("S&P"), or (iii) that, if not rated by S&P or Moody's, are of comparable quality in the Advisor's judgment. Municipal bonds in which the Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of investment or, if unrated by S&P or Moody's must be of comparable quality in the Advisor's judgment. Securities rated Baa or BBB are deemed to have speculative characteristics. Tax-exempt commercial paper will be limited to investments in obligations that are rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if unrated by S&P or Moody's, are of comparable quality in the Advisor's judgment. These ratings may be based in part on credit support provided by a bank or other entity. Accordingly, a decline in the creditworthiness of the entity providing such support could affect the rating of the security, as well as the payment of interest and principal. For a description of the above ratings, see the Appendix to the Statement of Additional Information.

      The Fund may also enter into futures contracts and options on futures contracts, although it has no present intention to do so. Gains recognized by the Fund from such transactions would constitute taxable income to shareholders.


                                                                               3
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

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      The Fund may also purchase variable and floating rate demand notes and bonds. The Advisor will invest in commitments to purchase securities on a "when-issued" basis and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis.

Municipal Securities

      Municipal securities that the Fund may purchase consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests therein. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity bonds, industrial development bonds and participation interests therein. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, or lease payments, for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


      The Fund may purchase municipal lease obligations, including certificates of participation ("COPs") in municipal leases. The Fund may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. The Fund will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its net assets unless the Advisor determines that the municipal lease obligations are liquid pursuant to guidelines established by the Board of Directors of the Fund. Pursuant to these guidelines, the Advisor, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Fund expects that it will purchase only rated municipal lease obligations. In addition, the Fund may purchase COPs representing interests in other municipal securities (such as industrial development bonds). (See "Participation Interests.")

      Municipal obligations purchased by the Fund that fall below the above rating criteria after the purchase by the Fund shall be sold as promptly as possible consistent with orderly disposition.

Insured Obligations

      The Fund may invest in obligations that are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of this insurance is to minimize credit risks to the Fund and its shareholders associated with defaults in Maryland municipal obligations owned by the Fund. This insurance does not insure against market risk and therefore does not guarantee the market value of the obligations in the Fund's investment portfolio upon which the net asset value of the Fund's shares is based. The market value will continue to fluctuate in response to fluctuations in interest rates or the bond market. Similarly, this insurance does not cover or guarantee the value of the shares of the Fund. The ratings of the insured obligations may be based in part on insurance provided by an insurance company. Accordingly, a decline in the creditworthiness of the insurance company providing the insurance could affect the rating of the security, as well as the payment of interest and principal.

Participation Interests

      The Fund may invest in COPs representing participation interests in municipal securities (such as AMT-Subject Bonds). A participation interest (i) may pay a fixed, floating or variable rate of interest; (ii) gives the purchaser an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities; and (iii) provides a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. The Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments were purchased by the Fund. Participation interests in the form to be purchased by the Fund are new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. The Fund intends to purchase participation interests based upon opinions of counsel to the issuer to the effect that income from the participation interests is tax-exempt to the Fund. For purposes of complying with diversification requirements, the Fund will treat both the trust, or



4
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

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similar entity established to issue COPs, and the issuers of the underlying municipal securities as issuers. Also, the Fund will limit its investments in COPs to less than 25% of its total assets.

Repurchase Agreements


      The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


Variable and Floating Rate Demand
Obligations

      The Fund may purchase variable and floating rate demand notes and bonds, which are tax-exempt obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal either at any time or at specified intervals. The interest rates on these obligations fluctuate from time to time in response to changes in the market interest rates. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem will be dependent on the ability of the borrower to pay principal and interest on demand. Each demand note and bond purchased by the Fund will meet the quality criteria established for the purchase of other municipal obligations. The Fund will not invest more than 10% of its net assets in floating or variable rate demand obligations as to which the Fund cannot exercise the demand feature on less than seven days' notice if there is no secondary market available for these obligations.


When-Issued Securities

      When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities. The securities so purchased or sold are subject to market fluctuation so, at the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will ordinarily invest no more than 40% of its net assets at any time in municipal obligations purchased on a when-issued basis.

Special Considerations Relating to Maryland
Municipal Securities

      The Fund's concentration in securities issued by the State of Maryland and its political subdivisions, agencies and instrumentalities involves greater risk than a fund broadly invested across many states and municipalities. In particular, changes in economic conditions and governmental policies of the State of Maryland and its municipalities could adversely affect the value of the Fund and the securities held by it. For a further description of these risks, see "Risk Factors Associated with a Maryland Portfolio" in the Statement of Additional Information.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal regulatory limitations.

1) As a matter of fundamental policy, the Fund will not concentrate 25% or more of its total assets in securities of issuers in any one industry, provided that this limitation does not apply to investments in tax-exempt securities issued by governments or political subdivisions of governments (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer). This restriction may not be changed without shareholder approval.

2) Additionally, the Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days. This restriction may be changed by a vote of the Board of Directors.

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.


                                                                               5
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

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HOW TO INVEST IN THE FUND

--------------------------------------------------------------------------------

      Class A Shares may be purchased from the Fund's distributor (the "Distributor"), through any securities dealer that is authorized to distribute Shares ("Participating Dealers"), or through any financial institution that has entered into a shareholder servicing agreement with the Fund ("Shareholder Servicing Agents"). Class A Shares may also be purchased by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price (including any applicable front-end sales charge), to the address shown on the Application Form.

      The minimum initial investment is $2,000, except that the minimum initial investment for shareholders of any other Flag Investors fund or class is $500 and the minimum initial investment for participants in the Fund's Automatic Investing Plan is $250. Each subsequent investment must be at least $100, except that the minimum subsequent investment under the Fund's Automatic Investing Plan is $250 for quarterly investments and $100 for monthly investments. (See "Purchases through Automatic Investing Plan" below.)

      Orders for purchases of Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). The Fund reserves the right to suspend the sale of Shares at any time at the discretion of the Distributor or the Advisor. Purchase orders for Class A Shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order plus any applicable front-end sales charge (the "Offering Price") on the date such net asset value is determined (the "Purchase Date"). Purchases made by mail must be accompanied by payment of the Offering Price. Purchases made through the Distributor or a Participating Dealer or Shareholder Servicing Agent must be in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.

      The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Such procedures may include the use of an independent pricing service, which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors.

Offering Price

      Class A Shares may be purchased from the Distributor, Participating Dealers or Shareholder Servicing Agents at the Offering Price, which includes a sales charge that is calculated as a percentage of the Offering Price and decreases as the amount of purchase increases, as shown below:



                                  Sales Charge
                                    as % of              Dealer
                            ------------------------  Compensation
                            Offering    Net Amount       as % of
Amount of Purchase           Price       Invested     Offering Price
--------------------------  ----------  ------------  ---------------
Less than  $100,000 ......   1.50%        1.52%           1.25%
$100,000 - $499,999 ......   1.25%        1.27%           1.00%
$500,000 - $999,999 ......   1.00%        1.01%           0.75%
$1,000,000 and over ......   None*        None*           None*



-----------
* Purchases of $1 million or more may be subject to a contingent deferred sales charge. (See below.) The Distributor may make payments to dealers in the amount of .50% of the Offering Price.

      A shareholder who purchases additional Shares may obtain reduced sales charges as set forth in the table above through a right of accumulation. In addition, an investor may obtain reduced sales charges as set forth above through a right of accumulation of purchases of Class A Shares and purchases of shares of other Flag Investors funds with the same or a higher front-end sales charge. The applicable sales charge will be determined based on the total of
(a) the shareholder's current purchase plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of all Flag Investors shares described above and any Flag Investors Class D shares held by the shareholder. To obtain the reduced sales charge through a right of accumulation, the shareholder must provide the Distributor, either directly or through a Participating Dealer or Shareholder Servicing Agent, as applicable, with sufficient information to verify that the shareholder has such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

      The term "purchase" refers to an individual purchase by a single purchaser, or to concurrent purchases, which will be aggregated by a purchaser, the purchaser's spouse and their children under the age of 21 years purchasing Class A Shares for their own account.



6
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


--------------------------------------------------------------------------------

      An investor may also obtain the reduced sales charges shown above by executing a written Letter of Intent which states the investor's intention to invest at least $100,000 within a 13-month period in Class A Shares. Each purchase of Class A Shares under a Letter of Intent will be made at the Offering Price applicable at the time of such purchase to the full amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the full amount. Class A Shares purchased with the first 5% of the full amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not invested. Such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrowed Shares will be released. An investor who wishes to enter into a Letter of Intent in conjunction with an investment in Class A Shares may do so by completing the appropriate section of the Application Form attached to this Prospectus.

      No sales charge will be payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge may be imposed on such investments in the event of a share redemption within 24 months following the share purchase, at the rate of .50% on the lesser of the value of the Class A Shares redeemed or the total cost of such shares. No contingent deferred sales charge will be imposed on purchases of $3 million or more of Class A Shares redeemed within 24 months of purchase if the Participating Dealer and the Distributor have entered into an agreement under which the Participating Dealer agrees to return any payments received on the sale of such shares. In determining whether a contingent deferred sales charge is payable, and, if so, the amount of the charge, it is assumed that Class A Shares not subject to such charge are the first redeemed followed by other Class A Shares held for the longest period of time.

      The Fund may sell Class A Shares at net asset value (without sales charge) to the following: (i) banks, bank trust departments, registered investment advisory companies, financial planners and broker-dealers purchasing Class A Shares on behalf of their fiduciary and advisory clients, provided such clients have paid an account management fee for these services (investors may be charged a fee if they effect transactions in Fund shares through a broker or agent); (ii) qualified retirement plans; (iii) participants in a Flag Investors fund payroll savings plan program; (iv) investors who have redeemed Shares, or shares of any other mutual fund in the Flag Investors family of funds with the same or a higher front-end sales charge, in an amount that is not more than the total redemption proceeds, provided that the purchase is within 90 days after the redemption; and (v) current or retired Directors of the Fund, and directors and employees (and their immediate families) of the Advisor, the Distributor, Participating Dealers and their respective affiliates.

      Class A Shares may also be purchased through a Systematic Purchase Plan. An investor who wishes to take advantage of such a plan should contact the Distributor, a Participating Dealer or Shareholder Servicing Agent.

Purchases by Exchange

      As permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of Class A shares of Flag Investors Short-Intermediate Income Fund, Inc. and shareholders of other mutual funds in the Flag Investors family of funds with a higher front-end sales charge, may exchange their shares of those funds for an equal dollar amount of Class A Shares. Class A Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge. Shareholders of Flag Investors Cash Reserve Prime Class A Shares may exchange into Class A Shares upon payment of the difference in sales charges, as applicable.

      When a shareholder acquires Class A Shares through an exchange from another fund in the Flag Investors family of funds, the Fund will combine the period for which the original shares were held prior to the exchange with the holding period of the Class A Shares acquired in the exchange for purposes of determining what, if any, contingent deferred sales charge is applicable upon a redemption of any such shares.

      The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 4:00 p.m. (Eastern Time), or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.

      Shareholders of any mutual fund not affiliated with the Fund who have paid a sales charge may exchange shares of such fund for an equal dollar amount of Shares by submitting to the Distributor or a Participating Dealer the proceeds of the redemption of such shares, together with evidence of the payment of a sales charge and the source of such proceeds. Class A Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge.



                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      In addition, shareholders may exchange their Class A Shares for an equal dollar amount of shares of any other mutual fund in the Flag Investors family of funds with a higher front-end sales charge. In connection with such exchange, shareholders will be required to pay the difference between the sales charge paid on Class A Shares and the sales charge applicable to the purchase of the shares of such other fund, except that the exchange will be made at net asset value (without payment of any sales charge) if the Class A Shares have been held for more than 24 months following the purchase date.

      The exchange privilege with respect to other Flag Investors funds may also be exercised by telephone. (See "Telephone Transactions" below). The Fund may modify or terminate these offers of exchange at any time on 60 days' prior written notice to shareholders and the exchange offers set forth herein are expressly subject to modification or termination.

Purchases Through Automatic Investing Plan

      Shareholders may purchase Class A Shares regularly by means of an Automatic Investing Plan with a pre-authorized check drawn on their checking accounts. Under this plan, the shareholder may elect to have a specified amount invested monthly or quarterly in Class A Shares. The amount specified by the shareholder will be withdrawn from the shareholder's checking account using the pre-authorized check and will be invested in Class A Shares at the applicable Offering Price determined on the date the amount is available for investment. Participation in the Automatic Investing Plan may be discontinued either by the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investing Plan or who wishes to obtain additional purchase information may do so by completing the appropriate section of the Application Form attached to this Prospectus.

Purchases Through Dividend Reinvestment

      Unless the shareholder elects otherwise, all income dividends (consisting of dividend and interest income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net capital gains distributions, if any, will be reinvested in additional Class A Shares at net asset value without a sales charge. However, shareholders may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent at the address listed on the inside back cover of this Prospectus, either directly or through their Participating Dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid.

      Alternatively, shareholders may have their distributions invested in shares of other funds in the Flag Investors family of funds. Shareholders who are interested in this option should call (800) 553-8080 for additional information.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

      Shareholders may redeem all or part of their investment on any Business Day by transmitting a redemption order through the Distributor, a Participating Dealer, a Shareholder Servicing Agent or by regular or express mail to the Fund's transfer agent (the "Transfer Agent") at its address listed on the back inside cover to this Prospectus. Shareholders may also redeem Shares by telephone (in amounts up to $50,000). (See "Telephone Transactions" below.) A redemption order is effected at the net asset value per share (reduced by any applicable contingent deferred sales charge) next determined after receipt of the order (or, if stock certificates have been issued for the Class A Shares to be redeemed, after the tender of the stock certificates for redemption). Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed Class A Shares will be made by check and will be mailed within seven days after receipt of a duly authorized telephone redemption request or of a redemption order fully completed and, as applicable, accompanied by the following documents:

1) A letter of instructions, specifying the shareholder's account number with a Participating Dealer, if applicable, and the number of Class A Shares or dollar amount to be redeemed, signed by all owners of the Class A Shares in the exact names in which their account is maintained;

2) For redemptions in excess of $50,000, a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association;

3) If Class A Shares are held in certificate form, stock certificates either properly endorsed or accompanied by a duly executed stock power for Class A Shares to be redeemed; and


8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4) Any additional documents required for redemption by corporations, partnerships, trusts or fiduciaries.

      Dividends payable up to the date of the redemption of Class A Shares will be paid on the next dividend payable date. If all of the Class A Shares in a shareholder's account have been redeemed on a dividend payable date, the dividend will be remitted by check to the shareholder.

      The Fund has the power under its Articles of Incorporation to redeem shareholder accounts amounting to less than $500 (as a result of redemptions) upon 60 days' written notice.

Systematic Withdrawal Plan

      Shareholders who hold Class A Shares having a value of $10,000 or more may arrange to have a portion of their Shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Such payments are drawn from income dividends, and to the extent necessary, from Class A Share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). If redemptions continue, a shareholder's account may eventually be exhausted. Because Class A Share purchases include a sales charge that will not be recovered at the time of redemption, a shareholder should not have a withdrawal plan in effect at the same time he is making recurring purchases of Class A Shares. A shareholder who wishes to enroll in the Systematic Withdrawal Plan may do so by completing the appropriate section of the Application Form attached to this Prospectus.


TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem Class A Shares in amounts up to $50,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed on the back inside cover of this Prospectus. Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value (less any applicable contingent deferred sales charge on redemptions) as determined on the next Business Day.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by regular or express mail. Class A Shares held in certificate form may not be redeemed by telephone. (See "How to Invest in the Fund -- Purchases by Exchange" and "How to Redeem Shares.")

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------
Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income (including net short-term capital gains) in the form of monthly dividends. The Fund may distribute to shareholders any net capital gains (net long-term capital gains less net short-term capital losses) on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund intends to continue to qualify as a "regulated investment company" under the Code and to distribute to its investors all of its net investment income (including its net tax-exempt income) and net short-term and long-term capital gain income, if any, so that it is not required to pay federal income taxes on amounts so distributed. In addition, the Fund expects to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

      Dividends derived from the Fund's net exempt-interest income and designated by the Fund as exempt-interest dividends may be treated by the Fund's shareholders as items of interest excludable from their gross income for federal income tax purposes if the Fund qualifies as a regulated investment company and if, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excluded from gross income. Although exempt-interest dividends are excludable from a shareholder's gross income for regular income tax purposes, they may have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)

      Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry Class A Shares may not be deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing Class A Shares. (See the Statement of Additional Information.)

      Under the Code, dividends attributable to interest on certain "private activity bonds" issued after August 7, 1986, will be included in alternative minimum taxable income for the purpose of determining liability (if any) for the alternative minimum tax for individuals and for corporations. Additionally, in the case of corporations, all tax-exempt interest dividends will be taken into account in determining "adjusted current earnings" (as defined for federal income tax purposes) for purposes of computing the alternative minimum tax imposed on corporations.

      To the extent, if any, that dividends paid to investors are derived from taxable income, such dividends will be subject to federal income tax. If the Fund purchases a municipal security at a market discount, any gain realized by the Fund upon sale or redemption of the municipal obligation shall be treated as taxable interest income to the extent such gain does not exceed the market discount and any gain realized in excess of the market discount will be treated as capital gain. Distributions of net investment income and/or the excess, if any, of net short-term capital gains over net long-term capital losses are taxable to investors as ordinary income, regardless of whether such distributions are paid in cash or reinvested in additional Class A Shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) that are designated by the Fund as capital gain dividends are taxable to investors as long-term capital gains, regardless of the length of time the investor owned the Class A Shares. Since substantially all of the net investment income of the Fund is expected to be derived from earned interest, it is anticipated that no part of the Fund's distributions will be eligible for the corporate dividends-received deduction.

      Ordinarily, shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund in the year in which the dividends were declared. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange or redemption of Class A Shares is a taxable event for the shareholder.

Maryland Tax Disclosure

      To the extent the Fund qualifies as a regulated investment company under the Code, it will be subject


10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

to tax only on (1) that portion of its income on which tax is imposed for federal income tax purposes under Section 852(b)(1) of the Code and (2) that portion of its income that consists of federally tax-exempt interest on obligations other than Maryland Exempt Obligations (hereinafter defined) to the extent such interest is not paid to Fund shareholders in the form of exempt-interest dividends. To the extent dividends paid by the Fund represent interest excludable from gross income for federal income tax purposes, that portion of exempt-interest dividends that represents interest received by the Fund on obligations issued by the State of Maryland, its political subdivisions, Puerto Rico, the U.S. Virgin Islands, or Guam and their respective authorities or municipalities ("Maryland Exempt Obligations"), will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Fund except in the case of a shareholder that is a financial institution. Except as noted below, all other dividend distributions will be subject to Maryland state and local income taxes.


      Capital gains distributed by the Fund to a shareholder or any gains realized by a shareholder from a redemption or sale of shares must be recognized for Maryland state and local income tax purposes to the extent recognized for federal income tax purposes. However, capital gains distributions included in the gross income of shareholders for federal income tax purposes are subtracted from capital gains income for Maryland income tax purposes to the extent such distributions are derived from the disposition of debt obligations issued by the State of Maryland, its political subdivisions and authorities.

      Dividends received by a shareholder from the Fund that are derived from interest on U.S. government obligations will be exempt from Maryland state and local incomes taxes. Entities subject to the financial institution franchise tax will generally be subject to tax on distributions from the Fund.

      In the case of individuals, Maryland presently imposes an income tax on items of tax preference with reference to such items as defined in the Code for purposes of calculating the federal alternative minimum tax. Interest paid on certain private activity bonds of an issuer other than the State of Maryland, its political subdivisions or authorities is a preference item taken into account for this purpose. Accordingly, if the Fund holds such bonds, the excess of 50% of that portion of exempt interest dividends that is attributable to interest on such bonds over a threshold amount may be taxable by Maryland. Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder in order to purchase or carry shares of the Fund will not be deductible for Maryland state and local income tax purposes. Individuals will not be subject to personal property tax on their shares of the Fund. Shares of the Fund held by a Maryland resident at death may be subject to Maryland inheritance and estate taxes.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. A majority of the Directors of the Fund have no affiliation with the Distributor or the Advisor.

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor"), the Fund's investment advisor, is an indirect subsidiary of Bankers Trust New York Corporation. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $5.5 billion of net assets as of May 31, 1997.

      ICC is responsible for the general management of the Fund, as well as for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. ICC currently intends to waive, on a voluntary basis, its annual fee to the extent necessary so that the Fund's annual expenses do not exceed 0.70% of the Fund's average daily net assets. For the fiscal year ended March 31, 1997, ICC waived all advisory fees, amounting to $79,698, and reimbursed expenses of $64,880.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")


                                                                              11
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

--------------------------------------------------------------------------------

Portfolio Managers

      Messrs. M. Elliott Randolph, Jr. and Paul D. Corbin have shared primary responsibility for managing the Fund's assets since inception.

      M. Elliott Randolph, Jr. has 23 years of investment experience and has been a portfolio manager with the Advisor since 1991. From 1988-1991 he was a Principal with Monument Capital Management, Inc.

      Paul D. Corbin has over 18 years of investment experience and has been a portfolio manager with the Advisor since 1991. From 1984-1991 he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First National Bank of Maryland.


DISTRIBUTOR
--------------------------------------------------------------------------------

      Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for each class of the Fund's shares. Prior to September 1, 1997, Alex Brown & Sons Incorporated served as distributor for each class of the Fund's shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with the Advisor.

The Fund has adopted a Distribution Agreement and related Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As compensation for providing distribution services for the Class A Shares ICC Distributors receives a fee from the Fund that represents .25% of the Shares' average daily net assets.

ICC Distributors expects to allocate most of its fee to Participating Dealers as compensation for their ongoing shareholder services, including processing purchase and sale requests and responding to shareholder inquiries.

In addition, the Fund may enter into agreements with certain financial institutions, such as banks and BT Alex. Brown Incorporated, to provide shareholder services pursuant to which ICC Distributors will allocate up to all of its distribution fee as compensation for such services. Such financial institutions may impose separate fees in connection with these services and investors should review this Prospectus in conjunction with any such institution's fee schedule.

Payments under the Plan are made as described above regardless of ICC Distributors' actual cost of providing distribution services and may be used to pay ICC Distributors' overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the Class A Shares is less than the payments received the unexpended portion may be retained by ICC Distributors. ICC Distributors will from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Participating Dealers.


CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent. ICC also provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended March 31, 1997, ICC received a fee equal to 0.11% of the Fund's average daily net assets. (See the Statement of Additional Information.)
PNC Bank, National Association acts as custodian of the Fund's assets. The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997.


12
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

--------------------------------------------------------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      From time to time the Fund may advertise its performance including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per Share on the last day of the period and annualizing the result on a semi-annual basis. The Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. All advertisements of performance will show the average annual total return net of the Fund's maximum sales charge, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

      If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The Fund may also use total return performance data as reported in national financial and industry publications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Shareholders should remember that performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by financial institutions with respect to customer accounts through which Shares may be purchased, although not included in calculations of performance, will reduce performance results.


GENERAL INFORMATION
--------------------------------------------------------------------------------
Description of Shares

      The Fund is an open-end, non-diversified management investment company organized under the laws of the State of Maryland on July 23, 1993 and is authorized to issue 40 million shares of capital stock, par value of $.001 per share, all of which shares are designated common stock. Each share has one vote and shall be entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share would be entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is March 31.

      The Board of Directors may classify any authorized but unissued Shares into classes and may establish certain distinctions between classes relating to additional voting rights, payments of dividends, rights upon liquidation or distribution of the assets of the Fund and any other restrictions permitted by law and the Fund's charter.

      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio or securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Flag Investors Maryland Intermediate Tax-Free Income Fund Class A Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have two other classes of shares in addition to the shares offered hereby:
"Flag Investors Maryland Intermediate Tax-Free Income Fund Institutional Shares" and "Alex. Brown


                                                                              13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Capital Advisory & Trust Maryland Intermediate Tax-Free Income Shares." Additional information concerning the Fund's other classes may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different sales load structures, distribution fees or other expenses and, accordingly, the net asset value per share of classes may differ at times.

Annual Meetings

      Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors, Deloitte & Touche LLP.

Shareholder Inquiries
      Shareholders with inquiries concerning their Shares should contact the Fund at (800)767-FLAG, the Transfer Agent at (800)553-8080 or any Participating Dealer or Shareholder Servicing Agent, as appropriate.



14
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


--------------------------------------------------------------------------------

                      FLAG INVESTORS MARYLAND INTERMEDIATE

                          TAX-FREE INCOME FUND, INC.
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------



Make check payable to "Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc." and mail with this Application to:
 Flag Investors Funds
 P.O. Box 419663
 Kansas City, MO 64141-6663
 Attn: Flag Investors Maryland Intermediate
       Tax-Free Income Fund, Inc

For assistance in completing this Application please call: 1-800-553-8080, Monday-Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time)
To open an IRA account, call 1-800-767-3524 for an IRA information kit.


I enclose a check for $______ payable to "Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc." for the purchase of Class A Shares of the Fund. The minimum initial purchase is $2,000, except that the minimum initial purchase for shareholders of any other Flag Investors Fund or class is $500 and the minimum initial purchase for participants in the Fund's Automatic Investing Plan is $250. Each subsequent purchase requires a $100 minimum, except that the minimum subsequent purchase under the Fund's Automatic Investing Plan is $250 for quarterly purchases and $100 for monthly purchases. The Fund reserves the right not to accept checks for more than $50,000 that are not certified or bank checks.

--------------------------------------------------------------------------------

                    Your Account Registration (Please Print)

Existing Account No., if any: ______________

Individual or Joint Tenant

------------------------------------------------------------
First Name           Initial            Last Name

------------------------------------------------------------
Social Security Number

------------------------------------------------------------
Joint Tenant         Initial            Last Name



Corporations, Trusts, Partnerships, etc.

------------------------------------------------------------
Name of Corporation, Trust or Partnership

----------------------- ------------------------------------
Tax ID Number           Date of Trust

------------------------------------------------------------
Name of Trustees (If to be included in the Registration)

------------------------------------------------------------
For the Benefit of

Gifts to Minors

------------------------------------------------------------
Custodian's Name (only one allowed by law)

------------------------------------------------------------
Minor's Name (only one)

------------------------------------------------------------
Social Security Number of Minor

under the ___________________ Uniform Gifts to Minors Act
          State of Residence




Mailing Address

-------------------------------------------------------------
Street

-------------------------------------------------------------
City                                         State     Zip

(    )
-------------------------------------------------------------
Daytime Phone

--------------------------------------------------------------------------------

                           Letter of Intent (Optional)

[ ] I agree to the Letter of Intent and Escrow Arrangement set forth in the accompanying prospectus. Although I am not obligated to do so, I intend to invest over a 13-month period in Class A Shares of Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc. in an aggregate amount at least equal to:
        [ ] $100,000            [ ] $500,000           [ ] $1,000,000
--------------------------------------------------------------------------------

                        Right of Accumulation (Optional)


[ ] I already own shares of the Flag Investors Fund(s) set forth below to be applied for a reduced sales charge. List the Account numbers of other Flag Investors Funds (except Class B shares) that you or your immediate family (spouse and children under 21) already own that qualify for reduced sales charges.

    Fund Name       Account No.         Owner's Name        Relationship
    ---------       -----------         ------------        ------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                              Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Class A Shares at no sales charge.

    Income Dividends                      Capital Gains
    ----------------                      -------------
    [ ] Reinvested in additional shares   [ ] Reinvested in additional shares
    [ ] Paid in Cash                      [ ] Paid in Cash

Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.
--------------------------------------------------------------------------------
                                                                             A-1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       Automatic Investing Plan (Optional)

[ ] I authorize you, as Agent for the Automatic Investing Plan, to automatically invest $_________ for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250
Subsequent Investments (check one):

                                           Please attach a voided check.
     [ ] Monthly ($100 minimum)
     [ ] Quarterly ($250 minimum)


----------------------------          ----------------------------------
Bank Name                             Depositor's Signature         Date



----------------------------          ----------------------------------
Existing Flag Investors Fund          Depositor's Signature         Date
Account No., if any                   (if joint acct., both must sign)

--------------------------------------------------------------------------------

                      Systematic Withdrawal Plan (Optional)


|B) Beginning the month of ____ , 19_ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of $_____, from Class A Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000.)

Frequency (check one):    [ ] Monthly       [ ] Quarterly (January, April, July
                                                and October)

--------------------------------------------------------------------------------

                             Telephone Transactions


You will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless you mark one or both of the boxes below:

No, I/We do not want         [ ] Telephone redemption privileges
                             [ ] Telephone exchange privileges


Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

  Bank: _____________________         Bank Account No.: _______________________

 Address: ___________________         Bank Account Name: ______________________

----------------------------
--------------------------------------------------------------------------------

                      Signature and Taxpayer Certification

 The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

 By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
 [ ] U.S. Citizen/Taxpayer:
     [ ] I certify that (1) the number shown above on this form is the correct
         Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     [ ] If no Tax ID Number or Social Security Number has been provided above,
         I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080).
 [ ] Non-U.S. Citizen/Taxpayer:
     Indicated country of residence for tax purposes:__________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

 The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


--------------------------    -------------------------------------------------
Signature         Date        Signature (if joint acct., both must sign)   Date

--------------------------------------------------------------------------------

 For Dealer Use Only

Dealer's Name:  ____________________________  Dealer Code: ___________________

Dealer's Address: __________________________  Branch Code: ___________________

                  __________________________

Representative:   __________________________  Rep. No.:    ___________________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND, INC.
                               (Class A Shares)








                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202






            Transfer Agent                                Distributor
    INVESTMENT COMPANY CAPITAL CORP.                 ICC DISTRIBUTORS, INC.
           One South Street                              P.O. Box 7558
       Baltimore, Maryland 21202                     Portland, Maine 04101
            1-800-553-8080




              Custodian                             Independent Accountants
   PNC BANK, NATIONAL ASSOCIATION                    DELOITTE & TOUCHE LLP
       Airport Business Park                             117 Campus Drive
         200 Stevens Drive                        Princeton, New Jersey 08540
     Lester, Pennsylvania 19113




                                 Fund Counsel
                          MORGAN, LEWIS & BOCKIUS LLP
                             2000 One Logan Square
                       Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]
                                 FLAG INVESTORS

                             MARYLAND INTERMEDIATE
                          TAX-FREE INCOME FUND, INC.

                             (Institutional Shares)


                   Prospectus & Application -- August 1, 1997
                   As Supplemented Through September 1, 1997


-----------------------------------------------------------------



This mutual fund (the "Fund") is designed to provide current income exempt from federal income taxes and Maryland state and local income taxes consistent with preservation of principal within an intermediate-term maturity structure. The Fund will invest primarily in municipal obligations issued by the State of Maryland and its political subdivisions, agencies or instrumentalities.



Institutional Shares of the Fund ("Institutional Shares") are available through your securities dealer or the Fund's transfer agent and may be purchased only by eligible institutions or by clients of investment advisory affiliates of BT Alex. Brown Incorporated. (See "How to Invest in Institutional Shares.")


This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated August 1, 1997, as supplemented through September 1, 1997, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.


TABLE OF CONTENTS
Fund Expenses  ..............................      2
Financial Highlights ........................      3
Investment Program   ........................      4
Investment Restrictions .....................      6
How to Invest in Institutional Shares  ......      7
How to Redeem Institutional Shares  .........      7
Telephone Transactions  .....................      8
Dividends and Taxes  ........................      8
Management of the Fund  .....................     10
Investment Advisor   ........................     10
Distributor .................................     10
Custodian, Transfer Agent and
   Accounting Services  .....................     11
Performance Information .....................     11
General Information  ........................     11
Application .................................    A-1






THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.





Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

-----------------------------------------------------------------



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND EXPENSES
--------------------------------------------------------------------------------


Shareholder Transaction Expenses:




Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............  None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)..  None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, whichever is lower)............................................................  None



Annual Fund Operating Expenses (net of fee waivers and reimbursements)

 (as a percentage of average daily net assets):



Management Fees (net of fee waivers) .................................  0.00%*
12b-1 Fees   .........................................................  None
Other Expenses (net of reimbursements)  ..............................  0.45%*
                                                                        ------
Total Fund Operating Expenses (net of fee waivers and reimbursements)   0.45%*
                                                                        ======


-----------

* The Fund's investment advisor currently intends to waive its fee or to reimburse the Fund on a voluntary basis to the extent required so that Total Fund Operating Expenses do not exceed 0.45% of the Institutional Shares' average daily net assets. Absent fee waivers and/or reimbursements, Management Fees would be 0.35%, Other Expenses would be 0.74% and Total Fund Operating Expenses would be 1.09% of the Institutional Shares' average daily net assets.




Example:                                                    1 year     3 years     5 years     10 years
--------                                                    -------    --------    --------    ---------
You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption at
the end of each time period:* ...........................     $5         $14          $25         $57


-----------
* The example is based on Total Fund Operating Expenses, net of fee waivers and reimbursements. Absent such fee waivers and reimbursements, expenses would be higher.




The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.


     The purpose of the foregoing table is to describe the various costs and expenses that Fund investors may pay directly and indirectly. A person who purchases Institutional Shares through a financial institution may be charged separate fees by that institution.



2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The Fund has offered the Institutional Shares since November 2, 1995. The financial highlights included in this table have been derived from the Fund's financial statements for the periods indicated and have been audited by Deloitte & Touche LLP, independent auditors. The financial statements and related notes for the fiscal year ended March 31, 1997 and the report thereon of Deloitte & Touche LLP are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended March 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.



(For a Share outstanding throughout each period)
--------------------------------------------------------------------------------




                                                                              Institutional Shares
                                                                      -------------------------------------
                                                                                        For the Period
                                                                       For the Year     November 2, 1995(1)
                                                                       Ended March           through
                                                                         31, 1997         March 31, 1996
                                                                      --------------   --------------------
Per Share Operating Performance:
 Net asset value at beginning of period    ........................     $   9.93          $    9.93
                                                                        --------          ---------
Income from Investment Operations:
 Net investment income   ..........................................         0.48               0.15
 Net realized and unrealized gain/(loss) on investments   .........        (0.07)             (0.03)
                                                                        --------          ---------
 Total from Investment Operations .................................         0.41               0.12
                                                                        --------          ---------
Less Distributions:
 Dividends from net investment income and short-term gains   ......        (0.47)             (0.12)
 Distributions in excess of income   ..............................           --                 --
                                                                        --------          ---------
 Net asset value at end of period .................................     $   9.87          $    9.93
                                                                        ========          =========
Total Return ......................................................         4.27%              2.83%(2)
Ratios to Average Daily Net Assets:
 Expenses(3) ......................................................         0.45%              0.45%(2)
 Net investment income(4)   .......................................         4.55%              4.45%(2)
Supplemental Data:
 Net assets at end of period (000)   ..............................     $ 11,971          $   7,068
 Portfolio turnover rate ..........................................        33.18%              8.79%



--------------------------------------------------------------------------------
(1) Commencement of operations.
(2) Annualized.
(3) Without the waiver of advisory fees and reimbursement of expenses, the ratio of expenses to average daily net assets would have been 1.08% and 1.30% (annualized) for the year ended March 31, 1997 and the period ended March 31, 1996.
(4) Without the waiver of advisory fees and reimbursement of expenses, the ratio of net investment income to average daily net assets would have been 3.92% and 3.67% (annualized) for the year ended March 31, 1997 and the period ended March 31, 1996.



                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PROGRAM
--------------------------------------------------------------------------------
Investment Objective, Policies and Risk
Considerations

      The Fund seeks to provide current income exempt from federal income taxes and Maryland state and local income taxes consistent with preservation of principal within an intermediate-term maturity structure. There is no assurance this objective will be met.


      Under normal conditions, the Fund expects to be as fully invested as practicable in obligations that, in the opinion of bond counsel to the issuers, produce interest exempt from federal income tax and Maryland state and local income tax and at least 65% of the Fund's total assets will be invested in securities of Maryland issuers. These include municipal obligations issued by the State of Maryland and its political subdivisions, agencies or instrumentalities. The Fund may invest up to 35% of its assets in obligations of other issuers of securities the interest on which is exempt from Maryland state and local taxes. These issuers would include territories or possessions of the United States. However, the Fund has no present intention to invest in securities issued by such territories or possessions.

      As a matter of fundamental policy, under normal conditions, the Fund will invest at least 80% of its total assets in securities the interest on which is exempt from federal and Maryland state and local income taxes and 80% of the Fund's assets will be invested in municipal securities the income from which is not subject to the alternative minimum tax. Income derived from securities subject to the alternative minimum tax is not included when computing income exempt from federal and Maryland state and local income taxes. Under normal conditions, the Fund may invest up to 20% of its net assets in municipal securities, the income from which is not exempt from Maryland state and local income taxes. For temporary, defensive purposes when, in the opinion of the Fund's investment advisor (the "Advisor"), securities exempt from Maryland state and local income tax are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable U.S. Treasury securities.

      The Fund is a non-diversified investment company, which means that more than 5% of its assets may be invested in each of one or more issuers. Since a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


      The Fund currently contemplates that it will not invest more than 25% of its total assets (at market value at the time of purchase) in municipal securities, the interest on which is paid from revenues of projects with similar characteristics. See also "Special Considerations Relating To Maryland Municipal Securities."

      Under normal circumstances the Fund's portfolio will have a dollar weighted average maturity of between 3 and 10 years. The value of obligations purchased by the Fund will change as interest rates change. Thus, a decrease in interest rates generally will result in an increase in the value of shares of the Fund. Conversely, an increase in interest rates will generally result in a decrease in the value of the shares of the Fund. The magnitude of these fluctuations will be greater as the average maturity of the Fund increases.

      Municipal notes in which the Fund may invest will be limited to those obligations (i) that are rated MIG-1 or VMIG-1 at the time of investment by Moody's Investors Service, Inc. ("Moody's"), (ii) that are rated SP-1 at the time of investment by Standard & Poor's Ratings Group ("S&P"), or (iii) that, if not rated by S&P or Moody's, are of comparable quality in the Advisor's judgment. Municipal bonds in which the Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of investment or, if unrated by S&P or Moody's must be of comparable quality in the Advisor's judgment. Securities rated Baa or BBB are deemed to have speculative characteristics. Tax-exempt commercial paper will be limited to investments in obligations that are rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if unrated by S&P or Moody's, are of comparable quality in the Advisor's judgment. These ratings may be based in part on credit support provided by a bank or other entity. Accordingly, a decline in the creditworthiness of the entity providing such support could affect the rating of the security, as well as the payment of interest and principal. For a description of the above ratings, see the Appendix to the Statement of Additional Information.


      The Fund may also enter into futures contracts and options on futures contracts, although it has no present intention to do so. Gains recognized by the Fund from such transactions would constitute taxable income to shareholders.

      The Fund may also purchase variable and floating rate demand notes and bonds. The Advisor will invest


4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

in commitments to purchase securities on a "when-issued" basis and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis.

Municipal Securities

      Municipal securities that the Fund may purchase consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests therein. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity bonds, industrial development bonds and participation interests therein. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, or lease payments, for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

      The Fund may purchase municipal lease obligations, including certificates of participation ("COPs") in municipal leases. The Fund may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. The Fund will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its net assets unless the Advisor determines that the municipal lease obligations are liquid pursuant to guidelines established by the Board of Directors of the Fund. Pursuant to these guidelines, the Advisor, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Fund expects that it will purchase only rated municipal lease obligations. In addition, the Fund may purchase COPs representing interests in other municipal securities (such as industrial development bonds). (See "Participation Interests.")

      Municipal obligations purchased by the Fund that fall below the above rating criteria after the purchase by the Fund shall be sold as promptly as possible consistent with ordinary disposition.

Insured Obligations

      The Fund may invest in obligations that are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of this insurance is to minimize credit risks to the Fund and its shareholders associated with defaults in Maryland municipal obligations owned by the Fund. This insurance does not insure against market risk and therefore does not guarantee the market value of the obligations in the Fund's investment portfolio upon which the net asset value of the Fund's shares is based. The market value will continue to fluctuate in response to fluctuations in interest rates or the bond market. Similarly, this insurance does not cover or guarantee the value of the shares of the Fund. The ratings of the insured obligations may be based in part on insurance provided by an insurance company. Accordingly, a decline in the creditworthiness of the insurance company providing the insurance could affect the rating of the security, as well as the payment of interest and principal.

Participation Interests

      The Fund may invest in COPs representing participation interests in municipal securities (such as AMT-Subject Bonds). A participation interest (i) may pay a fixed, floating or variable rate of interest; (ii) gives the purchaser an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities; and (iii) provides a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. The Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments were purchased by the Fund. Participation interests in the form to be purchased by the Fund are new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. The Fund intends to purchase participation interests based upon opinions of counsel to the issuer to the effect that


                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

income from the participation interests is tax-exempt to the Fund. For purposes of complying with diversification requirements, the Fund will treat both the trust, or similar entity established to issue COPs, and the issuers of the underlying municipal securities as issuers. Also, the Fund will limit its investments in COPs to less than 25% of its total assets.


Repurchase Agreements

      The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


Variable and Floating Rate Demand
Obligations

      The Fund may purchase variable and floating rate demand notes and bonds, which are tax-exempt obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal either at any time or at specified intervals. The interest rates on these obligations fluctuate from time to time in response to changes in the market interest rates. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem will be dependent on the ability of the borrower to pay principal and interest on demand. Each demand note and bond purchased by the Fund will meet the quality criteria established for the purchase of other municipal obligations. The Fund will not invest more than 10% of its net assets in floating or variable rate demand obligations as to which the Fund cannot exercise the demand feature on less than seven days' notice if there is no secondary market available for these obligations.


When-Issued Securities

      When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities. The securities so purchased or sold are subject to market fluctuation so, at the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will ordinarily invest no more than 40% of its net assets at any time in municipal obligations purchased on a when-issued basis.

Special Considerations Relating to Maryland
Municipal Securities

      The Fund's concentration in securities issued by the State of Maryland and its political subdivisions, agencies and instrumentalities involves greater risk than a fund broadly invested across many states and municipalities. In particular, changes in economic conditions and governmental policies of the State of Maryland and its municipalities could adversely affect the value of the Fund and the securities held by it. For a further description of these risks, see "Risk Factors Associated with a Maryland Portfolio" in the Statement of Additional Information.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal regulatory limitations.

1) As a matter of fundamental policy, the Fund will not concentrate 25% or more of its total assets in securities of issuers in any one industry, provided that this limitation does not apply to investments in tax-exempt securities issued by governments or political subdivisions of governments (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer). This restriction may not be changed without shareholder approval;


2) Additionally, the Fund will not invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days. This restriction may be changed by a vote of the Board of Directors.


      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.



6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


HOW TO INVEST IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      Institutions (e.g., banks and trust companies, savings institutions, corporations, insurance companies, investment counselors, pension funds, employee benefit plans, trusts, estates and educational, religious and charitable institutions) and clients of investment advisory affiliates of BT Alex. Brown Incorporated ("BT Alex. Brown") may purchase Institutional Shares through any securities dealer that is authorized to distribute Institutional Shares ("Participating Dealers") or by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, as instructed in the Application.

      The minimum initial investment in Institutional Shares is $500,000, except that the minimum initial investment is $1,000,000 for qualified retirement plans. There is no minimum for clients of investment advisory affiliates of BT Alex. Brown or for subsequent investments. The Fund reserves the right to suspend the sale of Institutional Shares at any time at the discretion of the Distributor and the Advisor.

      Orders for purchases of Institutional Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for Institutional Shares will be executed at the net asset value per share next determined after receipt of the purchase order. Purchases made through the Distributor or a Participating Dealer must be in accordance with such entity's payment procedures. The Distributor may, at its sole discretion, refuse to accept any purchase order.

      The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Such procedures may include the use of an independent pricing service, which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Debt obligations with maturities of 60 days or less will be valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors.

Other Information

      Periodic statements of account from the Fund will reflect all dividends, purchases and redemptions of Institutional Shares.

      In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued. All purchases of Institutional Shares are confirmed and credited to the shareholder's account on the Fund's books maintained by the Fund's transfer agent (the "Transfer Agent") or its agents. Shareholders will have the same rights and ownership with respect to such shares as if certificates had been issued.

HOW TO REDEEM INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      Shareholders may redeem all or part of their Institutional Shares on any Business Day by transmitting a redemption order through a Participating Dealer, or by regular or express mail to the Transfer Agent at its address listed on the inside back cover of this Prospectus. Shareholders may also redeem Institutional Shares by telephone (in amounts up to $500,000). (See "Telephone Transactions" below.) A redemption request is effected at the net asset value per share next determined after receipt of the order in proper form. Redemption orders received after 4:00 p.m. (Eastern Time), or the close of the New York Stock Exchange, whichever is earlier, will be effected at the next net asset value next determined on the following Business Day. Payment for redeemed Institutional Shares will be made by wire transfer of funds to the shareholder's bank, or to a Participating Dealer, as appropriate, upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three Business Days.

      Dividends payable up to the date of the redemption of Institutional Shares will be paid on the next dividend payment date. If all of the Institutional Shares in an account have been redeemed on the dividend payment date, the dividend will be remitted by wire to the shareholder's bank or to a Participating Dealer, as appropriate.

      The Fund has the power, under its Articles of Incorporation, to redeem shareholder accounts amounting to less than $500 upon 60 days' written notice.



                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem Institutional Shares in amounts up to $500,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed on the inside back cover of this Prospectus. Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value as next determined on the following Business Day.
      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by express mail or facsimile. (See "How to Invest in Institutional Shares -- Purchases by Exchange" and "How to Redeem Institutional Shares.")


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends and Distributions
      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income (including net short-term capital gains) in the form of monthly dividends. The Fund may distribute to shareholders any net capital gains (net long-term capital gains less net short-term capital losses) on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

      Unless the shareholder elects otherwise, all income dividends (consisting of dividend and interest income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net capital gains distributions, if any, will be reinvested in additional Institutional Shares at net asset value. However, shareholders may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent (see "Custodian, Transfer Agent and Accounting Services"), either directly or through the Distributor or a Participating Dealer, at least five days before the next date on which dividends or distributions will be paid.

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund intends to continue to qualify as a "regulated investment company" under the Code and to distribute to its investors all of its net investment income (including its net tax-exempt income) and net short-term and long-term capital gain income, if any, so that it is not required to pay federal income taxes on amounts so distributed. In addition, the Fund expects to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

Dividends derived from the Fund's net exempt-interest income and designated by the Fund as exempt-interest dividends may be treated by the Fund's shareholders as items of interest excludable from their gross


8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

income for federal income tax purposes if the Fund qualifies as a regulated investment company and if, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excluded from gross income. Although exempt-interest dividends are excludable from a shareholder's gross income for regular income tax purposes, they may have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)

      Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry Institutional Shares may not be deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing Institutional Shares.

      Under the Code, dividends attributable to interest on certain "private activity bonds" issued after August 7, 1986, will be included in alternative minimum taxable income for the purpose of determining liability (if any) for the alternative minimum tax for individuals and for corporations. Additionally, in the case of corporations, all tax-exempt interest dividends will be taken into account in determining "adjusted current earnings" (as defined for federal income tax purposes) for purposes of computing the alternative minimum tax imposed on corporations.

      To the extent, if any, that dividends paid to investors are derived from taxable income, such dividends will be subject to federal income tax. In addition, as substantially all of the Fund's income is expected to be derived from earned interest, it is anticipated that no portion of the Fund's distributions will be eligible for the corporate dividends-received deduction. If the Fund purchases a municipal security at a market discount, any gain realized by the Fund upon sale or redemption of the municipal obligation shall be treated as taxable interest income to the extent such gain does not exceed the market discount and any gain realized in excess of the market discount will be treated as capital gain. Distributions of net investment income and/or the excess, if any, of net short-term capital gains over net long-term capital losses are taxable to investors as ordinary income, regardless of whether such distributions are paid in cash or reinvested in additional Institutional Shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) that are designated by the Fund as capital gain dividends are taxable to investors as long-term capital gains, regardless of the length of time the investor owned the Institutional Shares.

      Ordinarily, shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange or redemption of Institutional Shares is a taxable event to the shareholder.

Maryland Tax Disclosure

      To the extent the Fund qualifies as a regulated investment company under the Code, it will be subject to tax only on (1) that portion of its income on which tax is imposed for federal income tax purposes under Section 852(b)(1) of the Code and (2) that portion of its income that consists of federally tax-exempt interest on obligations other than Maryland Exempt Obligations (hereinafter defined) to the extent such interest is not paid to Fund shareholders in the form of exempt-interest dividends. To the extent dividends paid by the Fund represent interest excludable from gross income for federal income tax purposes, that portion of exempt-interest dividends that represents interest received by the Fund on obligations issued by the State of Maryland, its political subdivisions, Puerto Rico, the U.S. Virgin Islands, or Guam and their respective authorities or municipalities ("Maryland Exempt Obligations"), will be exempt from Maryland state and local income taxes when distributed to a shareholder of the Fund. Except as noted below, all other dividend distributions will be subject to Maryland state and local income taxes.

      Capital gains distributed by the Fund to a shareholder or any gains realized by a shareholder from a redemption or sale of shares must be recognized for Maryland state and local income tax purposes to the extent recognized for federal income tax purposes. However, capital gains distributions included in the gross income of shareholders for federal income tax purposes are subtracted from capital gains income for Maryland income tax purposes to the extent such distributions are derived from the disposition of debt obligations issued by the State of Maryland, its political subdivisions and authorities.


                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Dividends received by a shareholder from the Fund that are derived from interest on U.S. government obligations will be exempt from Maryland state and local income taxes. Entities subject to the financial institution franchise tax will generally be subject to tax on distributions from the Fund.

      In the case of individuals, Maryland presently imposes an income tax on items of tax preference with reference to such items as defined in the Code for purposes of calculating the federal alternative minimum tax. Interest paid on certain private activity bonds of an issuer other than the State of Maryland, its political subdivisions, or authorities is a preference item taken into account for this purpose. Accordingly, if the Fund holds such bonds, the excess of 50% of that portion of exempt interest dividends that is attributable to interest on such bonds over a threshold amount may be taxable by Maryland. Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder in order to purchase or carry shares of the Fund will not be deductible for Maryland state and local income tax purposes. Individuals will not be subject to personal property tax on their shares of the Fund. Shares of the Fund held by a Maryland resident at death may be subject to Maryland inheritance and estate taxes.

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

      The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, includ-ing the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. A majority of the Directors of the Fund have no affiliation with the Advisor or the Distributor.

INVESTMENT ADVISOR

--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor"), the Fund's investment advisor, is an indirect subsidiary of Bankers Trust New York Corporation. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $5.5 billion of net assets as of May 31, 1997.

      ICC is responsible for the general management of the Fund, as well as for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. ICC currently intends to waive, on a voluntary basis, its annual fee to the extent necessary so that Total Fund Operating Expenses do not exceed 0.45% of the Institutional Shares' average daily net assets. For the fiscal year ended March 31, 1997, ICC waived all advisory fees, amounting to $79,698, and reimbursed expenses of $64,880.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

Portfolio Managers

      Messrs. M. Elliott Randolph, Jr., and Paul D. Corbin, have shared primary responsibility for managing the Fund's assets since inception.

      M. Elliott Randolph, Jr. has 23 years of investment experience and has been a portfolio manager with the Advisor since 1991. From 1988-1991 he was a Principal with Monument Capital Management, Inc.

      Paul D. Corbin has over 18 years of investment experience and has been a portfolio manager with the Advisor since 1991. From 1984-1991 he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First National Bank of Maryland.

DISTRIBUTOR

--------------------------------------------------------------------------------

      Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for each class of the Fund's shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as distributor for each class of the Fund's shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with the Advisor.

      ICC Distributors receives no compensation for distributing the Institutional Shares. ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to individuals and entities other than Fund shareholders.



10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent. ICC also provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended March 31, 1997, ICC received a fee equal to 0.11% of the Fund's average daily net assets. (See the Statement of Additional Information.) PNC Bank, National Association acts as custodian of the Fund's assets. The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      From time to time the Fund may advertise its performance including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. The Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. All advertisements of performance will show the average annual total return over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

      If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The Fund may also use total return performance data as reported in national, financial and industry publications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Shareholders should remember that performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by financial institutions with respect to customer accounts through which Institutional Shares may be purchased, although not included in calculations of performance, will reduce performance results.


GENERAL INFORMATION
--------------------------------------------------------------------------------


Description of Shares

      The Fund is an open-end, non-diversified management investment company organized under the laws of the State of Maryland on July 23, 1993 and is authorized to issue 40 million shares of capital stock, par value of $.001 per share, all of which shares are designated common stock. Each share has one vote and shall be entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share would be entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is March 31.

      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the



                                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund. The shares offered by this Prospectus have been designated "Flag
Investors Maryland Intermediate Tax-Free Income Fund Institutional Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have two other classes of shares in addition to the shares offered hereby: "Flag Investors Maryland Intermediate Tax-Free Income Fund Class A Shares" and "Alex. Brown Capital Advisory & Trust Maryland Intermediate Tax-Free Income Shares." Additional information concerning the Fund's other classes may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution fees or sales load structures and the net asset value per share of the classes may differ at times.



Annual Meetings

      Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors, Deloitte & Touche LLP.



Shareholder Inquiries

      Shareholders with inquiries concerning their Institutional Shares should contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080 or a Participating Dealer, as appropriate.



12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND, INC.
                             (INSTITUTIONAL SHARES)
                             NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Send completed Application by overnight carrier to:
  Flag Investors Funds
  330 West 9th Street, First Floor
  Kansas City, Missouri 64105
  Attn: Flag Investors Maryland Intermediate
        Tax-Free Income Fund, Inc.

For assistance in completing this Application please call: 1-800-553-8080, Monday-Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time)

If you are paying by check, make check payable to "Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc." and mail with this Application. If you are paying by wire, see instructions below.
--------------------------------------------------------------------------------
              ------------------------------------------------
                    Your Account Registration (Please Print)
              --------------------------------------------------

Name on Account

-----------------------------------------------
Name of Corporation, Trust or Partnership

---------------------------------
Tax ID Number

[ ] Corporation [ ] Partnership [ ] Trust

[ ] Non-Profit or Charitable Organization [ ] Other___________

Mailing Address

------------------------------------------------
Name of Individual to Receive Correspondence

------------------------------------------------
Street

------------------------------------------------
City                         State      Zip

(   )
------------------------------------------------
Daytime Phone

If a Trust, please provide the following:

-----------------------------------------------------------------

Date of Trust                   For the Benefit of

-----------------------------------------------------------------
Name of Trustees (If to be included in the Registration)
--------------------------------------------------------------------------------

              --------------------------------------------------
                               Initial Investment
              --------------------------------------------------

The minimum initial purchase for the Institutional Shares of the Fund is $500,000, except that the minimum initial purchase is $1,000,000 for qualified retirement plans. There is no minimum for clients of investment advisory affiliates of BT Alex. Brown or for subsequent investments.

Indicate the amount to be invested and the method of payment:

__ A. By Mail: Enclosed is a check in the amount of $_________ payable to Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc.

__ B. By Wire: A bank wire in the amount of $_________ has been sent from _____________________________________________  ____________________________
                       Name of Bank                       Wire Control Number

  Wire Instructions
       Follow the instructions below to arrange for a wire transfer for initial investment:
       o Send completed Application by overnight carrier to BT Alex. Brown
         Incorporated/Flag Investors Funds at the address listed above.
       o Call 1-800-553-8080 to obtain new investor's Fund account number.
       o Wire payment of the purchase price to Investors
         Fiduciary Trust Company ("IFTC"), as follows:
         IFTC
         a/c BT Alex. Brown Incorporated/Flag Investors Funds
         Acct. # 7528191
         ABA # 1010-0362-1

         Kansas City, Missouri 64105

       Please include the following information in the wire:

       o Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc. -- Institutional Shares

       o "For further credit to_________________________________."

                                (Investor's Fund Account Number)

--------------------------------------------------------------------------------

              --------------------------------------------------
                              Distribution Options
              --------------------------------------------------

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Institutional Shares of the Fund.


      Income Dividends                     Capital Gains
      [ ] Reinvested in additional shares  [ ] Reinvested in additional shares
      [ ] Paid in cash                     [ ] Paid in cash
--------------------------------------------------------------------------------


              --------------------------------------------------
                             Telephone Transactions
              --------------------------------------------------

I understand that I will automatically have telephone redemption privileges (for amounts up to $500,000) and exchange privileges (with respect to Institutional Shares of other Flag Investors Funds) unless I mark one or both of the boxes below:

     No, I do not want:  [ ] Telephone redemption privileges
[ ] Telephone exchange privileges

           Redemptions effected by telephone will be wired to the bank account designated below.
-------------------------------------------------------------------------------


              --------------------------------------------------
                            Bank Account Designation
                        (This Section Must Be Completed)
              --------------------------------------------------

Please attach a blank, voided check to provide account and bank routing information.


--------------------------------------------------------------------------------
Name of Bank                      Branch

--------------------------------------------------------------------------------
Bank Address                      City/State/Zip

--------------------------------------------------------------------------------
Name(s) on Account

--------------------------------------------------------------------------------

Account Number                    A.B.A. Number

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


              --------------------------------------------------
                    Acknowledgment, Certificate and Signature
              --------------------------------------------------

--------------------------------------------------------------------------------
 The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

 By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)

 [ ] U.S. Citizen/Taxpayer:

     [ ] I certify that (1) the number shown above on this form is the correct
         Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

     [ ] If no Tax ID Number has been provided above, I have applied, or intend to apply, to the IRS for a Tax ID Number, and I understand that if I do not provide such number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide your Tax ID Number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080.)

 [ ] Non-U.S. Citizen/Taxpayer: Indicated country of residence for tax purposes: _________________________________ Under penalties of perjury,
     I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
-----------------------------------------------------------------------------
I have received a copy of the Fund's prospectus dated August 1, 1997, as supplemented through September 1, 1997. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.
------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.       Date


------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.       Date


              --------------------------------------------------
                  Person(s) Authorized to Conduct Transactions
              --------------------------------------------------

The following person(s) ("Authorized Person(s)") are currently officers, trustees, general partners or other authorized agents of the investor. Any ________ * of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.


-------------------------------------      -------------------------------------
Name/Title                                 Signature              Date


-------------------------------------      -------------------------------------
Name/Title                                 Signature              Date


-------------------------------------      -------------------------------------
Name/Title                                 Signature              Date


-------------------------------------      -------------------------------------
Name/Title                                 Signature              Date

The signature appearing to the right of each Authorized Person is that person's signature. Investment Company Capital Corp. ("ICC") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither ICC nor any entity on behalf of which ICC is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. ICC may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally Applicable to any successor of ICC.



* If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.
--------------------------------------------------------------------------------

              --------------------------------------------------
                            Certificate of Authority
              --------------------------------------------------

Investors must complete one of the following two Certificates of Authority.

Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)

I __________________ , Secretary of the above-named investor, do hereby certify that at a meeting on ___________ , at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resolution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1) empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized
Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form.

Witness my hand and seal on behalf of the investor.



This ___ day of __________, 199_   Secretary ___________________________________


The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.


--------------------------------------------------------------------------------
Signature and title                                 Date


Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).


--------------------------------------------------------------------------------
Signature and title                                 Date


--------------------------------------------------------------------------------
Signature and title                                 Date


A-2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         FLAG INVESTORS MARYLAND INTERMEDIATE TAX-FREE INCOME FUND, INC.

                             (Institutional Shares)








                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202




        Transfer Agent                                     Distributor
  INVESTMENT COMPANY CAPITAL CORP.                   ICC DISTRIBUTORS, INC.
        One South Street                                  P.O. Box 7558
     Baltimore, Maryland 21202                       Portland, Maine 04101
        1-800-553-8080



         Custodian                                  Independent Accountants
PNC BANK, NATIONAL ASSOCIATION                       DELOITTE & TOUCHE LLP
    Airport Business Park                               117 Campus Drive
      200 Stevens Drive                           Princeton, New Jersey 08540
  Lester, Pennsylvania 19113




                                  Fund Counsel
                           MORGAN, LEWIS & BOCKIUS LLP
                              2000 One Logan Square
                        Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]



          ALEX. BROWN CAPITAL ADVISORY & TRUST MARYLAND INTERMEDIATE
                             TAX-FREE INCOME SHARES
  (A Class of Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc.)



                          Prospectus -- August 1, 1997
                   As Supplemented Through September 1, 1997



--------------------------------------------------------------------------------

This mutual fund (the "Fund") is designed to provide current income exempt from federal income taxes and Maryland state and local income taxes consistent with preservation of principal within an intermediate-term maturity structure. The Fund will invest primarily in municipal obligations issued by the State of Maryland and its political subdivisions, agencies or instrumentalities.

Alex. Brown Capital Advisory & Trust Shares of the Fund ("ABCAT Shares") are available solely for the discretionary accounts of Alex. Brown Capital Advisory & Trust Company and its affiliates. (See "How to Invest in ABCAT Shares.")

This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated August 1, 1997, as supplemented through September 1, 1997, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-3524.







TABLE OF CONTENTS
Fund Expenses   .....................   2
Financial Highlights  ...............   3
Investment Program ..................   4
Investment Restrictions  ............   6
How to Invest in ABCAT Shares  ......   7
How to Redeem ABCAT Shares  .........   7
Dividends and Taxes   ...............   7
Management of the Fund   ............   9
Investment Advisor ..................   9
Distributor  ........................  10
Custodian, Transfer Agent and
   Accounting Services   ............  10
Performance Information  ............  10
General Information   ...............  11



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                      PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES

--------------------------------------------------------------------------------

Shareholder Transaction Expenses:



Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) ............    None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)..    None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption
 proceeds, whichever is lower) ...........................................................    None



Annual Fund Operating Expenses (net of fee waivers and reimbursements)
 (as a percentage of average daily net assets):




Management Fees (net of fee waivers)  .................................   0.00%*
12b-1 Fees    .........................................................   None
Other Expenses (net of reimbursements)   ..............................   0.45%*
                                                                          ------
Total Fund Operating Expenses (net of fee waivers and reimbursements)     0.45%*
                                                                          ======


-----------

* Alex. Brown Capital Advisory & Trust Company intends, consistent with applicable legal requirements, to reimburse its clients at the account level in an amount such that the additional cost for client assets invested in ABCAT Shares is 0.20%. Absent this arrangement, clients would be subject to the expenses of the Fund shown above. In this regard, the Fund's investment advisor currently intends to waive its fee or to reimburse the Fund on a voluntary basis to the extent required so that Total Fund Operating Expenses do not exceed 0.45% of the ABCAT Shares' average daily net assets. Absent fee waivers and/or reimbursements, Management Fees would be 0.35%, Other Expenses would be 0.74% and Total Fund Operating Expenses would be 1.09% of the ABCAT Shares' average daily net assets.






Example:                                                                         1 year     3 years
------------------------------------------------------------------------------   --------   --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period:*    .........    $5         $14


-----------
* The Example is based on Total Fund Operating Expenses, net of fee waivers and reimbursements. Absent such fee waivers and reimbursements, expenses would be higher.



The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that a Fund investor may pay directly and indirectly. (For more complete descriptions of the various costs and expenses, see "How to Invest in ABCAT Shares," "Investment Advisor" and "Distributor.") The Expenses and Example for the ABCAT Shares, which have been offered since January 10, 1997 are based on the expenses for the Flag Investors Institutional Shares, another class of shares offered by the Fund.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


     The Fund has offered the ABCAT Shares since January 10, 1997. However, the Fund has offered Flag Investors Institutional Shares since November 2, 1995. Historical financial information about this class is not fully applicable to the ABCAT Shares because the expenses paid by the class may differ from those the ABCAT Shares will incur. (See "Fund Expenses.") Accordingly, the financial highlights included in this table have been derived from the Fund's financial statements for the Flag Investors Institutional Shares for the periods indicated and have been audited by Deloitte & Touche LLP, independent auditors. The financial statements and related notes for the fiscal year ended March 31, 1997 and the report thereon of Deloitte & Touche LLP are included in the Statement of Additional Information. Additional performance information for the Flag Investors Institutional Shares is contained in the Fund's Annual Report for the fiscal year ended March 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-3524.



(For a share outstanding throughout each period)
--------------------------------------------------------------------------------




                                                                                 Flag Investors
                                                                              Institutional Shares
                                                                      -------------------------------------
                                                                                         For the Period
                                                                      For the Year       November 2, 1995(1)
                                                                          Ended              through
                                                                      March 31, 1997     March 31, 1996
                                                                      ----------------   ------------------
Per Share Operating Performance:
 Net asset value at beginning of period    ........................       $  9.93            $  9.93
                                                                          -------            ---------
Income from Investment Operations:
 Net investment income   ..........................................          0.48               0.15
 Net realized and unrealized gain/(loss) on investments   .........         (0.07)             (0.03)
                                                                          -------            ---------
 Total from Investment Operations    ..............................          0.41               0.12
                                                                          -------            ---------
Less Distributions:
 Dividends from net investment income and short-term gains   ......         (0.47)             (0.12)
                                                                          -------            ---------
 Total distributions  .............................................         (0.47)             (0.12)
                                                                          -------            ---------
 Net asset value at end of period    ..............................       $  9.87            $  9.93
                                                                          =======            =========
Total Return    ...................................................          4.27%              2.83%(4)
Ratios to Average Daily Net Assets:
 Expenses(2)   ....................................................          0.45%              0.45%(4)
 Net investment income(3)  ........................................          4.55%              4.45%(4)
Supplemental Data:
 Net assets at end of period (000)   ..............................       $11,971            $ 7,068
 Portfolio turnover rate    .......................................         33.18%              8.79%


---------------

(1) Commencement of operations.
(2) Without the waiver of advisory fees and reimbursement of expenses, the ratio of expenses to average daily net assets would have been 1.08% and 1.30% (annualized) for the year ended March 31, 1997 and the period ended March 31, 1996, respectively.
(3) Without the waiver of advisory fees and reimbursement of expenses, the ratio of net investment income to average daily net assets would have been 3.92% and 3.67% (annualized) for the year ended March 31, 1997 and the period ended March 31, 1996, respectively.
(4) Annualized.

INVESTMENT PROGRAM

--------------------------------------------------------------------------------
Investment Objective, Policies and
Risk Considerations


      The Fund seeks to provide current income exempt from federal income taxes and Maryland state and local income taxes consistent with preservation of principal within an intermediate-term maturity structure. There is no assurance this objective will be met.



      Under normal conditions, the Fund expects to be as fully invested as practicable in obligations that, in the opinion of bond counsel to the issuers, produce interest exempt from federal income tax and Maryland state and local income tax and at least 65% of the Fund's total assets will be invested in securities of Maryland issuers. These include municipal obligations issued by the State of Maryland and its political subdivisions, agencies or instrumentalities. The Fund may invest up to 35% of its assets in obligations of other issuers of securities the interest on which is exempt from Maryland state and local taxes. These issuers would include territories or possessions of the United States. However, the Fund has no present intention to invest in securities issued by such territories or possessions.


      As a matter of fundamental policy, under normal conditions, the Fund will invest at least 80% of its total assets in securities the interest on which is exempt from federal and Maryland state and local income taxes and 80% of the Fund's assets will be invested in municipal securities the income from which is not subject to the alternative minimum tax. Income derived from securities subject to the alternative minimum tax is not included when computing income exempt from federal and Maryland state and local income taxes. Under normal conditions, the Fund may invest up to 20% of its net assets in municipal securities, the income from which is not exempt from Maryland state and local income taxes. For temporary, defensive purposes when, in the opinion of the Fund's investment advisor (the "Advisor"), securities exempt from Maryland state and local income tax are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable U.S. Treasury securities.


      The Fund is a non-diversified investment company, which means that more than 5% of its assets may be invested in each of one or more issuers. Since a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      The Fund currently contemplates that it will not invest more than 25% of its total assets (at market value at the time of purchase) in municipal securities, the interest on which is paid from revenues of projects with similar characteristics. See also "Special Considerations Relating To Maryland Municipal Securities."


      Under normal circumstances the Fund's portfolio will have a dollar weighted average maturity of between 3 and 10 years. The value of obligations purchased by the Fund will change as interest rates change. Thus, a decrease in interest rates generally will result in an increase in the value of shares of the Fund. Conversely, an increase in interest rates will generally result in a decrease in the value of the shares of the Fund. The magnitude of these fluctuations will be greater as the average maturity of the Fund increases.



      Municipal notes in which the Fund may invest will be limited to those obligations (i) that are rated MIG-1 or VMIG-1 at the time of investment by Moody's Investors Service, Inc. ("Moody's"), (ii) that are rated SP-1 at the time of investment by Standard & Poor's Ratings Group ("S&P"), or (iii) that, if not rated by S&P or Moody's, are of comparable quality in the Advisor's judgment. Municipal bonds in which the Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of investment or, if unrated by S&P or Moody's must be of comparable quality in the Advisor's judgment. Securities rated Baa or BBB are deemed to have speculative characteristics. Tax-exempt commercial paper will be limited to investments in obligations that are rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if unrated by S&P or Moody's, are of comparable quality in the Advisor's judgment. These ratings may be based in part on credit support provided by a bank or other entity. Accordingly, a decline in the creditworthiness of the entity providing such support could affect the rating of the security, as well as the payment of interest and principal. For a description of the above ratings, see the Appendix to the Statement of Additional Information.



      The Fund may also enter into futures contracts and options on futures contracts, although it has no present intention to do so. Gains recognized by the Fund from such transactions would constitute taxable income to shareholders.

      The Fund may also purchase variable and floating rate demand notes and bonds. The Advisor will invest in commitments to purchase securities on a "when-issued" basis and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis.

Municipal Securities

      Municipal securities that the Fund may purchase consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests therein. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity bonds, industrial development bonds and participation interests therein. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a toll bridge, or lease payments, for example). The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.



      The Fund may purchase municipal lease obligations, including certificates of participation ("COPs") in municipal leases. The Fund may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. The Fund will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its net assets unless the Advisor determines that the municipal lease obligations are liquid pursuant to guidelines established by the Board of Directors of the Fund. Pursuant to these guidelines, the Advisor, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Fund expects that it will purchase only rated municipal lease obligations. In addition, the Fund may purchase COPs representing interests in other municipal securities (such as industrial development bonds). (See "Participation Interests.")

      Municipal obligations purchased by the Fund that fall below the above rating criteria after the purchase by the Fund shall be sold as promptly as possible consistent with orderly disposition.


Insured Obligations

      The Fund may invest in obligations that are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of this insurance is to minimize credit risks to the Fund and its shareholders associated with defaults in Maryland municipal obligations owned by the Fund. This insurance does not insure against market risk and therefore does not guarantee the market value of the obligations in the Fund's investment portfolio upon which the net asset value of the Fund's shares is based. The market value will continue to fluctuate in response to fluctuations in interest rates or the bond market. Similarly, this insurance does not cover or guarantee the value of the shares of the Fund. The ratings of the insured obligations may be based in part on insurance provided by an insurance company. Accordingly, a decline in the creditworthiness of the insurance company providing the insurance could affect the rating of the security, as well as the payment of interest and principal.

Participation Interests


      The Fund may invest in COPs representing participation interests in municipal securities (such as AMT-Subject Bonds). A participation interest (i) may pay a fixed, floating or variable rate of interest; (ii) gives the purchaser an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities; and (iii) provides a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. The Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments were purchased by the Fund. Participation interests in the form to be purchased by the Fund are new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. The Fund intends to purchase participation interests based upon opinions of counsel to the issuer to the effect that income from the participation interests is tax-exempt to the Fund. For purposes of complying with diversification requirements, the Fund will treat both the trust, or similar entity established to issue

COPs, and the issuers of the underlying municipal securities as issuers. Also, the Fund will limit its investments in COPs to less than 25% of its total assets.

Repurchase Agreements


      The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


Variable and Floating Rate Demand
Obligations


      The Fund may purchase variable and floating rate demand notes and bonds, which are tax-exempt obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal either at any time or at specified intervals. The interest rates on these obligations fluctuate from time to time in response to changes in the market interest rates. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem will be dependent on the ability of the borrower to pay principal and interest on demand. Each demand note and bond purchased by the Fund will meet the quality criteria established for the purchase of other municipal obligations. The Fund will not invest more than 10% of its net assets in floating or variable rate demand obligations as to which the Fund cannot exercise the demand feature on less than seven days' notice if there is no secondary market available for these obligations.


When-Issued Securities

      When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities. The securities so purchased or sold are subject to market fluctuation so, at the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will ordinarily invest no more than 40% of its net assets at any time in municipal obligations purchased on a when-issued basis.

Special Considerations Relating to Maryland Municipal Securities


      The Fund's concentration in securities issued by the State of Maryland and its political subdivisions, agencies and instrumentalities involves greater risk than a fund broadly invested across many states and municipalities. In particular, changes in economic conditions and governmental policies of the State of Maryland and its municipalities could adversely affect the value of the Fund and the securities held by it. For a further description of these risks, see "Risk Factors Associated with a Maryland Portfolio" in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

  The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal regulatory limitations.


1) As a matter of fundamental policy, the Fund will not concentrate 25% or more of its total assets in securities of issuers in any one industry, provided that this limitation does not apply to investments in tax-exempt securities issued by governments or political subdivisions of governments (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer). This restriction may not be changed without shareholder approval.

2) Additionally, the Fund will not invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days. This restriction may be changed by a vote of the Board of Directors.


      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN ABCAT SHARES


--------------------------------------------------------------------------------
      Alex. Brown Capital Advisory & Trust Company and its affiliates may acquire ABCAT Shares on behalf of their discretionary accounts by placing orders with the Fund's distributor (the "Distributor"). Beneficial ownership of ABCAT Shares will be reflected on books maintained by Alex. Brown Capital Advisory & Trust Company or an affiliate. There is no minimum for initial or subsequent investments in ABCAT Shares.


      It is the responsibility of Alex. Brown Capital Advisory & Trust Company and its affiliates to transmit orders for ABCAT Share purchases and to deliver required funds to the Distributor. Orders for purchases of ABCAT Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for ABCAT Shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order and immediately available funds. The Fund reserves the right to suspend the sale of ABCAT Shares at any time or reject any order.

      The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Such procedures may include the use of an independent pricing service, which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Debt obligations with maturities of 60 days or less will be valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors.

      In the interest of economy and convenience and because of the operating procedures for the ABCAT Shares, certificates representing such shares will not be issued. Beneficial owners of ABCAT Shares ("Shareholders") will have the same rights and ownership with respect to such shares as if certificates had been issued.

HOW TO REDEEM ABCAT SHARES


--------------------------------------------------------------------------------

      ABCAT Shares may be redeemed by, or at the direction of, Alex. Brown Capital Advisory & Trust Company or an affiliate, as appropriate, on any Business Day by transmission of a redemption order through the Distributor, or by regular or express mail to the Fund's transfer agent (the "Transfer Agent") at its address listed on the back cover of this Prospectus. A redemption is effected at the net asset value per share next determined after receipt of the order in proper form. Redemption orders received after 4:00 p.m. (Eastern Time), or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed ABCAT Shares will be made to, or at the direction of, Alex. Brown Capital Advisory & Trust Company or an affiliate, as appropriate, for the benefit of Shareholders. Payment will be made as promptly as feasible and, under most circumstances, within three Business Days.

      Dividends payable up to the date of the redemption of ABCAT Shares will be paid on the next dividend payment date.


DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
Dividends and Distributions


      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income (including net short-term capital gains) in the form of monthly dividends. The Fund may distribute to shareholders any net capital gains (net long-term capital gains less net short-term capital losses) on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

      Unless other arrangements are made, all income dividends (consisting of dividend and interest income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net capital gains distributions, if any, will be reinvested in additional ABCAT Shares at net asset value.

Tax Treatment of Dividends and Distributions


      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the Shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund intends to continue to qualify as a "regulated investment company" under the Code and to distribute to its investors all of its net investment income (including its net tax-exempt income) and net short-term and long-term capital gain income, if any, so that it is not required to pay federal income taxes on amounts so distributed. In addition, the Fund expects to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax. The Fund will provide advice annually as to the federal income tax consequences of distributions made during the year.


Dividends derived from the Fund's net exempt-interest income and designated by the Fund as exempt-interest dividends may be treated by Shareholders as items of interest excludable from their gross income for federal income tax purposes if the Fund qualifies as a regulated investment company and if, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excluded from gross income. Although exempt-interest dividends are excludable from a Shareholder's gross income for regular income tax purposes, they may have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)


      Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a Shareholder to purchase or carry ABCAT Shares may not be deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing ABCAT Shares.

      Under the Code, dividends attributable to interest on certain "private activity bonds" issued after August 7, 1986, will be included in alternative minimum taxable income for the purpose of determining liability (if any) for the alternative minimum tax for individuals and for corporations. Additionally, in the case of corporations, all tax-exempt interest dividends will be taken into account in determining "adjusted current earnings" (as defined for federal income tax purposes) for purposes of computing the alternative minimum tax imposed on corporations.

      To the extent, if any, that dividends paid to investors are derived from taxable income, such dividends will be subject to federal income tax. In addition, as substantially all of the Fund's income is expected to be derived from earned interest, it is anticipated that no portion of the Fund's distributions will be eligible for the corporate dividends-received deduction. If the Fund purchases a municipal security at a market discount, any gain realized by the Fund upon sale or redemption of the municipal obligation shall be treated as taxable interest income to the extent such gain does not exceed the market discount and any gain realized in excess of the market discount will be treated as capital gain. Distributions of net investment income and/or the excess, if any, of net short-term capital gains over net long-term capital losses are taxable to investors as ordinary income, regardless of whether such distributions are paid in cash or reinvested in additional ABCAT Shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) that are designated by the Fund as capital gain dividends are taxable to investors as long-term capital gains, regardless of the length of time the investor owned the ABCAT Shares.

      Ordinarily, Shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the Shareholders and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal exise tax.

      The sale, exchange or redemption of ABCAT Shares is a taxable event to the Shareholder.

Maryland Tax Disclosure

      To the extent the Fund qualifies as a regulated investment company under the Code, it will be subject to tax only on (1) that portion of its income on which tax is imposed for federal income tax purposes under Section 852(b)(1) of the Code and (2) that portion of its income that consists of federally tax-exempt interest on obligations other than Maryland Exempt Obligations (hereinafter defined) to the extent such interest is not paid to Shareholders in the form of exempt-interest dividends. To the extent dividends paid by the Fund represent interest excludable from gross income for federal income tax purposes, that portion of exempt-interest dividends that represents interest received by the Fund on obligations issued by the State of Maryland, its political subdivisions, Puerto Rico, the U.S. Virgin Islands, or Guam and their respective authorities or municipalities ("Maryland Exempt Obligations"), will be exempt from Maryland state and local income taxes when distributed to a Shareholder. Except as noted below, all other dividend distributions will be subject to Maryland state and local income taxes.

      Capital gains distributed by the Fund to a Shareholder or any gains realized by a Shareholder from a redemption or sale of shares must be recognized for Maryland state and local income tax purposes to the extent recognized for federal income tax purposes. However, capital gains distributions included in the gross income of Shareholders for federal income tax purposes are subtracted from capital gains income for Maryland income tax purposes to the extent such distributions are derived from the disposition of debt obli-gations issued by the State of Maryland, its political subdivisions and authorities.


      Dividends received by a Shareholder from the Fund that are derived from interest on U.S. government obligations will be exempt from Maryland state and local income taxes. Entities subject to the financial institution franchise tax will generally be subject to tax on distributions from the Fund.


      In the case of individuals, Maryland presently imposes an income tax on items of tax preference with reference to such items as defined in the Code for purposes of calculating the federal alternative minimum tax. Interest paid on certain private activity bonds of an issuer other than the State of Maryland, its political subdivisions, or authorities is a preference item taken into account for this purpose. Accordingly, if the Fund holds such bonds, the excess of 50% of that portion of exempt interest dividends that is attributable to interest on such bonds over a threshold amount may be taxable by Maryland. Interest on indebtedness incurred or continued (directly or indirectly) by a Shareholder in order to purchase or carry shares of the Fund will not be deductible for Maryland state and local income tax purposes. Individuals will not be subject to personal property tax on their shares of the Fund. Shares of the Fund held by a Maryland resident at death may be subject to Maryland inheritance and estate taxes.

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

      The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, includ-ing the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. A majority of the Directors of the Fund have no affiliation with the Distributor or the Advisor.


INVESTMENT ADVISOR

--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor"), the Fund's investment advisor, is an indirect subsidiary of Bankers Trust New York Corporation and an affiliate of Alex. Brown Capital Advisory & Trust Company. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $5.5 billion of net assets as of May 31, 1997.

      ICC is responsible for the general management of the Fund, as well as for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. ICC currently intends to waive, on a voluntary basis, its annual fee to the extent necessary so that Total Fund Operating Expenses do not exceed 0.45% of the ABCAT Shares' average daily net assets. For the fiscal year ended March 31, 1997, ICC waived all advisory fees, amounting to $79,698, and reimbursed expenses of $64,880.


      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")


Portfolio Managers


      Messrs. M. Elliott Randolph, Jr. and Paul D. Corbin have shared primary responsibility for managing the Fund's assets since inception.

      M. Elliott Randolph, Jr. has 23 years of investment experience and has been a portfolio manager with the Advisor since 1991. From 1988-1991 he was a Principal with Monument Capital Management, Inc.

      Paul D. Corbin has over 18 years of investment experience and has been a portfolio manager with the Advisor since 1991. From 1984-1991 he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First National Bank of Maryland.


DISTRIBUTOR

--------------------------------------------------------------------------------

      Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for each class of the Fund's shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as distributor for each class of the Fund's shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with the Advisor.


      ICC Distributors receives no compensation for distributing the ABCAT Shares. ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to individuals and entities other than Fund shareholders.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

--------------------------------------------------------------------------------
      ICC is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services for the fiscal year ended March 31, 1997, ICC received from the Fund a fee equal to 0.11% of the Fund's average daily net assets. (See the Statement of Additional Information.) PNC Bank, National Association acts as custodian of the Fund's assets. The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997.


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

      From time to time the Fund may advertise its performance including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. The Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. All advertisements of performance will show the average annual total return over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

      If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The Fund may also use total return performance data as reported in national, financial and industry publications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions.

GENERAL INFORMATION

--------------------------------------------------------------------------------
Description of Shares


      The Fund is an open-end, non-diversified management investment company organized under the laws of the State of Maryland on July 23, 1993 and is authorized to issue 40 million shares of capital stock, par value of $.001 per share, all of which shares are designated common stock. Each share has one vote and shall be entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share would be entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is March 31.

      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Alex. Brown Capital Advisory & Trust Maryland Intermediate Tax-Free Income Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have two other classes of shares in addition to the shares offered hereby: "Flag Investors Maryland Intermediate Tax-Free Income Fund Class A Shares," and "Flag Investors Maryland Intermediate Tax-Free Income Fund Institutional Shares." Additional information concerning the Fund's other classes of shares may be obtained by calling the Fund at (800) 767-3524. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to ABCAT Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution fees or sales load structures and the net asset value per share of the classes may differ at times.

Annual Meetings
      Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

Reports
      The Fund furnishes semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors, Deloitte & Touche LLP.

Shareholder Inquiries
      Shareholders with inquiries concerning their ABCAT Shares should contact their account manager at Alex. Brown Capital Advisory & Trust Company.

--------------------------------------------------------------------------------

                     ALEX. BROWN CAPITAL ADVISORY & TRUST
                  MARYLAND INTERMEDIATE TAX-FREE INCOME SHARES

                                (ABCAT Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202





      Transfer Agent                                       Distributor
NVESTMENT COMPANY CAPITAL CORP.                       ICC DISTRIBUTORS, INC.
      One South Street                                    P.O. Box 7558
   Baltimore, Maryland 21202                          Portland, Maine 04101
        1-800-553-8080



              Custodian                          Independent Accountants
   PNC BANK, NATIONAL ASSOCIATION                 DELOITTE & TOUCHE LLP
        Airport Business Park                        117 Campus Drive
          200 Stevens Drive                     Princeton, New Jersey 08540
     Lester, Pennsylvania 19113






                                 Fund Counsel
                          MORGAN, LEWIS & BOCKIUS LLP
                             2000 One Logan Square
                       Philadelphia, Pennsylvania 19103

12

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